UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21876

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
     ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------------

                     Date of reporting period: JULY 31, 2007
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

                                                                          MARKET
 SHARES                       DESCRIPTION                                  VALUE
--------  -----------------------------------------------------------  -------------
PREFERRED SECURITIES - 126.9%

          CAPITAL MARKETS - 5.7%
  80,000  Deutsche Bank Contingent Capital Trust II, 6.55% ..........  $  1,952,000
   7,800  Merrill Lynch & Company, Series H, 6.01% (a) ..............       194,298
  39,400  Morgan Stanley, Series A, 6.06% (a) .......................     1,000,760
                                                                       -------------
                                                                          3,147,058
                                                                       -------------
          COMMERCIAL BANKS - 43.2%
  69,200  ABN AMRO Capital Funding Trust V, Series E, 5.90% .........     1,543,852
  50,000  ABN AMRO Capital Funding Trust VII, Series G, 6.08% .......     1,146,000
   6,000  Heartland Financial, 8.26% (b) ............................     6,020,568
  90,000  HSBC Holdings PLC, Series A, 6.20% ........................     2,091,600
   6,000  Irwin Financial Corporation, Series A, 8.61% (a)(b) .......     6,045,906
  29,000  Royal Bank of Scotland PLC, Series R, 6.13% ...............       667,000
  60,000  Santander Finance Preferred SA Unipersonal, 6.80% (b) .....     1,522,500
  19,900  SunTrust Banks, Series A, 5.89% (a) .......................       507,450
 101,400  U.S. Bancorp, Series B, 5.96% (a) .........................     2,631,330
  63,000  Zions Bancorporation, Series A, 5.88% (a) .................     1,597,050
                                                                       -------------
                                                                         23,773,256
                                                                       -------------
          CONSUMER FINANCE - 1.4%
  10,000  SLM Corp., Series B, 6.06% (a) ............................       750,000
                                                                       -------------
          DIVERSIFIED FINANCIAL SERVICES - 2.6%
  40,000  Bank of America Corp., Series D, 6.20% ....................     1,000,000
  18,800  ING Groep NV, 6.13% .......................................       431,648
                                                                       -------------
                                                                          1,431,648
                                                                       -------------
          ELECTRIC UTILITIES - 7.4%
  40,000  Alabama Power Company, 5.63%. .............................     1,003,752
  80,000  PPL Electric Utilities Corp., 6.25% .......................     2,022,504
  10,000  Southern California Edison Company, 6.13% .................     1,025,313
                                                                       -------------
                                                                          4,051,569
                                                                       -------------
          INSURANCE - 27.0%
  94,000  Aspen Insurance Holdings Ltd., 7.40% (a) ..................     2,213,700
 100,000  Axis Capital Holdings Ltd., Series A, 7.25% ...............     2,500,000
  60,000  Endurance Specialty Holdings Ltd., Series A, 7.75% ........     1,561,200
  40,000  PartnerRe Ltd., Series C, 6.75% ...........................       960,400
   9,700  Prudential PLC, 6.50% .....................................       237,262
  20,000  Renaissancere Holdings Ltd., Series B, 7.30% ..............       501,000
  80,000  Renaissancere Holdings Ltd., Series D, 6.60% ..............     1,835,200
 100,000  XL Capital Ltd., Series B, 7.63% ..........................     2,500,000
   2,500  Zurich RegCaps Funding Trust VI, 6.07% (a)(b) .............     2,571,095
                                                                       -------------
                                                                         14,879,857
                                                                       -------------
          OIL, GAS & CONSUMABLE FUELS - 10.5%
 120,000  Double Eagle Petroleum Corp., Series A, 9.25% .............     3,149,400
 100,000  GMX Resources Inc., Series B, 9.25% .......................     2,608,500
                                                                       -------------
                                                                          5,757,900
                                                                       -------------
          THRIFTS & MORTGAGE FINANCE - 24.4%
  17,000  FannieMae, Series H, 5.81% ................................       807,500
  64,800  Franklin Bank Corp., Series A, 7.50% ......................     1,587,600


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

                                                                          MARKET
 SHARES                       DESCRIPTION                                  VALUE
--------  -----------------------------------------------------------  -------------
PREFERRED SECURITIES - (CONTINUED)

          THRIFTS & MORTGAGE FINANCE - (CONTINUED)
  73,000  FreddieMac, Series V, 5.57% ...............................  $  1,675,350
  40,000  FreddieMac, Series W, 5.66% ...............................       920,000
 200,000  IndyMac Bank FSB, 8.50% (b) ...............................     4,312,500
  60,000  Sovereign Bancorp, Inc., Series C, 7.30% ..................     1,626,000
 100,000  Washington Mutual, Inc., 6.06% (a) ........................     2,510,000
                                                                       -------------
                                                                         13,438,950
                                                                       -------------
          TRADING COMPANIES & DISTRIBUTORS - 4.7%
 250,400  Willis Lease Finance Corp., Series A, 9.00% ...............     2,586,632
                                                                       -------------

          TOTAL PREFERRED SECURITIES ................................    69,816,870
                                                                       -------------
          (Cost $71,769,905)

CANADIAN INCOME TRUSTS - 12.0%

 110,000  Atlantic Power Corp., IPS .................................     1,134,233
  21,800  BFI Canada Income Fund ....................................       567,672
  60,000  Crescent Point Energy Trust ...............................     1,136,108
  80,900  Energy Savings Income Fund ................................     1,152,825
  17,500  Newalta Income Fund .......................................       397,600
 115,000  Teranet Income Fund. ......................................     1,068,289
  90,000  Yellow Pages Income Fund ..................................     1,132,171
                                                                       -------------

          TOTAL CANADIAN INCOME TRUSTS ..............................     6,588,898
                                                                       -------------
          (Cost $6,210,137)

          TOTAL INVESTMENTS - 138.9% ................................    76,405,768
                                                                       -------------
          (Cost $77,980,042) (c)

          NET OTHER ASSETS & LIABILITIES - 1.1% .....................       624,401
          AUCTION PREFERRED SHARES, AT LIQUIDATION VALUE - (40.0)% ..   (22,000,000)
                                                                       -------------
          NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0% ...  $ 55,030,169
                                                                       =============

----------
(a) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2007.

(b) Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. At July 31, 2007, these securities amounted to $20,472,569, or 37.2% of net assets (Note 1C).

(c)   Aggregate cost for federal income tax and financial reporting purposes.

IPS   Income Participating Securities

SCHEDULE OF FOREIGN CURRENCY FUTURES CONTRACTS:

NUMBER OF                                                           UNREALIZED
CONTRACTS               DESCRIPTION                       VALUE    DEPRECIATION
---------  ----------------------------------------    ----------  ------------
FUTURE CONTRACTS - SHORT POSITION
   52      Canadian Dollar September 2007 .........    $4,888,520    $(31,720)
                                                       ----------    ---------
                                                       $4,888,520    $(31,720)
                                                       ==========    =========


Page 2          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                            JULY 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Tax-Advantaged Preferred Income Fund (the "Fund") is determined daily as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "Securities Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A of the Securities Act, normally to qualified institutional buyers. As of July 31, 2007, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                          CARRYING
                                                            VALUE                     07/31/07
                                    ACQUISITION           PER SHARE     CURRENT        MARKET       % OF
SECURITY                               DATE      SHARES    07/31/07  CARRYING COST     VALUE     NET ASSETS
-----------------------------------------------------------------------------------------------------------
Heartland Financial, 8.26% .......   12/21/06      6,000  $1,003.43  $  6,000,000   $ 6,020,568    10.94%
IndyMac Bank FSB, 8.50% ..........   05/22/07    200,000      21.56     5,000,000     4,312,500     7.83
Irwin Financial Corporation,
   Series A, 8.61% ...............   12/22/06      6,000   1,007.65     5,940,000     6,045,906    10.99
Santander Finance Preferred SA
   Unipersonal, 6.80% ............   10/31/06     60,000      25.38     1,500,000     1,522,500     2.77
Zurich RegCaps Funding
   Trust VI, 6.07% ...............   02/06/07      2,500   1,028.44     2,575,000     2,571,095     4.67
                                                 -------             ------------   -----------    -----
                                                 274,500             $ 21,015,000   $20,472,569    37.20%
                                                 =======             ============   ===========    =====

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND
                            JULY 31, 2007 (UNAUDITED)

                    2. UNREALIZED APPRECIATION (DEPRECIATION)

As of July 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,088,370 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,662,644.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST TAX-ADVANTAGED PREFERRED INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date SEPTEMBER 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.